Rule 497(d)


                                    FT 5847

                BofA Merrill Lynch Ten Stocks for 2016 Portfolio

                          Supplement to the Prospectus

      Notwithstanding anything to the contrary in the Prospectus, the Mandatory Termination Date has been revised to February 24, 2017.

January 20, 2016